Financial Risk Management (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Restricted cash	$ 791	$ 805
Cash and cash equivalents	42,460	14,038	$ 14,872
Non-current trade payables	657	934
Warrant liabilities	0	43	$ 0
Current trade and other payables	6,563	12,687
Payables to related parties	848	1,095
Credit Risk
Statement Line Items [Line Items]
Amounts receivable	587	239
Restricted cash	791	805
Cash and cash equivalents	42,460	14,038
Total exposure	43,838	15,082
Foreign Exchange Risk
Statement Line Items [Line Items]
Amounts receivable	649	263
Cash and cash equivalents and restricted cash	23,624	14,090
Total Financial assets	24,273	14,353
Non-current trade payables	(657)	(932)
Warrant liabilities	0	(43)
Current trade and other payables	(6,170)	(12,426)
Payables to related parties	(650)	(24)
Total Financial liabilities	(7,477)	(13,425)
Net financial (liabilities) assets exposed to foreign currency risk	$ 16,796	$ 928